Investment Securities - Amortized Cost And Fair Values Of Investment Securities Available For Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 196,345	$ 197,296
Gross Unrealized Gains	4,244	2,456
Gross Unrealized Losses	1,473	1,578
Investment securities available for sale, at fair value	199,116	198,174
U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,913	12,565
Gross Unrealized Gains	666	507
Gross Unrealized Losses	0	0
Investment securities available for sale, at fair value	12,579	13,072
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,991	11,994
Gross Unrealized Gains	0	0
Gross Unrealized Losses	664	804
Investment securities available for sale, at fair value	11,327	11,190
Mortgage-Backed Securities - Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	147,675	147,980
Gross Unrealized Gains	3,129	1,498
Gross Unrealized Losses	35	279
Investment securities available for sale, at fair value	150,769	149,199
Asset-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,796	23,787
Gross Unrealized Gains	6	0
Gross Unrealized Losses	774	495
Investment securities available for sale, at fair value	23,028	23,292
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	970	970
Gross Unrealized Gains	443	451
Gross Unrealized Losses	0	0
Investment securities available for sale, at fair value	$ 1,413	$ 1,421